LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
LOSS PER SHARE

15. LOSS PER SHARE

In accordance with ASC 260, Earnings Per Share, the basic loss per common share is computed by dividing the net loss available to common stockholders by the weighted average number of common stock outstanding. Diluted loss per common share is computed similar to basic loss per common share except that the denominator is increased to include the number of additional shares of common stock that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. The Company had 10,736,066 and 0 of potential common Stock equivalents outstanding as of December 31, 2022, and 2021, respectively, related to convertible notes payable and accrued interest. The Company excluded the potential common stock equivalents outstanding from the calculation of diluted weighted average net loss per share for each of the years ended December 31, 2022, and 2021, which would be anti-dilutive due to the net loss from continuing operations in those periods.